Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2025
Commitments and Contingencies
Schedule of aggregate minimum annual commitments (undiscounted)

At December 31, 2025, the Group had the following aggregate minimum annual commitments (undiscounted) for the use of satellite transponders, which payments will be reimbursed by TelevisaUnivision as the final user of these satellite transponders:

	Thousands of
	U.S. Dollars
2026	U.S.$	5,213
2027		4,307
2028		2,120
2029		2,038
2030 and thereafter		339
	U.S.$	14,017